Debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Debt
NOTE 16.	DEBT
The Federal Income Law applicable to PEMEX as of January 1, 2019, published in the Official Gazette of the Federation on December 28, 2018, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 4,350,000 and an external net debt up to U.S. $5,422,500. PEMEX can incur additional internal or external debt, as long as the total amount of net debt (Ps. 112,000,000 equivalent to U.S. $5,640,000) does not exceed the ceiling established by the Federal Income Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the
Reglamento de la Ley de Petróleos Mexicanos
(Regulations to the Petróleos Mexicanos Law). These terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
During the period from January 1 to December 31, 2019, PEMEX participated in the following financing activities:

•	On June 28, 2019, Petróleos Mexicanos entered into a U.S. $5,500,000 revolving credit facility due 2024 and a U.S. $2,500,000 term loan facility due 2024.

•	On July 29, 2019, Petróleos Mexicanos entered into a credit line by Export Credit Agency in the amount of U.S. $206,901 which bears interest at a rate linked to six-month LIBOR due 2028.

•	From September to October 2019, Petróleos Mexicanos conducted financing and liability management transactions pursuant to which

•
On September 23, 2019, Petróleos Mexicanos issued the following debt securities under its U.S. $102,000,000 Medium-Term Notes Program, Series C: (1) U.S. $1,250,000 6.490% Notes due 2027; (2) U.S. $3,250,000 6.840% Notes due 2030; and (3) U.S. $3,000,000 7.690% Bonds due 2050. All debt securities under this program are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.

•
On September 23, 2019, Petróleos Mexicanos consummated a tender offer pursuant to which it purchased (1) U.S. $491,803 aggregate principal amount of its outstanding 6.000% Notes due 2020; (2) U.S. $242,511 aggregate principal amount of its outstanding 3.500% Notes due 2020; (3) U.S. $1,897,615 aggregate principal amount of its outstanding 5.500% Notes due 2021; (4) U.S. $883,977 aggregate principal amount of its outstanding 6.375% Notes due 2021; (5) U.S. $17,316 aggregate principal amount of its outstanding 8.625% Bonds due 2022; (6) U.S. $96,970 aggregate principal amount of its outstanding Floating Rate Notes due 2022; (7) U.S. $235,177 aggregate principal amount of its outstanding 5.375% Notes due 2022; (8) U.S. $361,601 aggregate principal amount of its outstanding 4.875% Notes due 2022; (9) U.S. $344,853 aggregate principal amount of its outstanding 3.500% Notes due 2023; and (10) U.S. $433,946 aggregate principal amount of its outstanding 4.625% Notes due 2023.

•
On September 27, 2019, Petróleos Mexicanos consummated an exchange offer pursuant to which it exchanged (1) U.S. $940,618 aggregate principal amount of its outstanding 4.875% Notes due 2022, (2) U.S. $53,310 aggregate principal amount of its outstanding 8.625% Bonds due 2022, (3) U.S. $334,442 aggregate principal amount of its outstanding Floating Rate Notes due 2022, (4) U.S. $654,668 aggregate principal amount of its outstanding 5.375% Notes due 2022, (5) U.S. $389,985 aggregate principal amount of its outstanding 3.500% Notes due 2023, (6) U.S. $612,735 aggregate principal amount of its outstanding 4.625% Notes due 2023, (7) U.S. $58,982 aggregate principal amount of its outstanding 8.625% Guaranteed Bonds due 2023, (8) U.S. $466,787 aggregate principal amount of its outstanding 4.875% Notes due 2024, (9) U.S. $208,769 aggregate principal amount of its outstanding 4.250% Notes due 2025, (10) U.S. $1,439,479 aggregate principal amount of its outstanding 6.500% Bonds due 2041, (11) U.S. $730,486 aggregate principal amount of its outstanding 5.500% Bonds due 2044, (12) U.S. $1,439,519 aggregate principal amount of its outstanding 6.375% Bonds due 2045 and (13) U.S. $277,215 aggregate principal amount of its outstanding 5.625% Bonds due 2046 for U.S. $1,102,232 aggregate principal amount of its new 6.490% Notes due 2027, U.S. $1,163,586 aggregate principal amount of its new 6.840% Notes due 2030 and U.S. $5,065,788 aggregate principal amount of its new 7.690% Bonds due 2050.

•
On October 11, 2019, Petróleos Mexicanos consummated an exchange offer pursuant to which it exchanged (1) U.S. $7,698 aggregate principal amount of its outstanding 4.875% Notes due 2022, (2) U.S. $10 aggregate principal amount of its outstanding 8.625% Bonds due 2022, (3) U.S. $120 aggregate principal amount of its outstanding Floating Rate Notes due 2022, (4) U.S. $500 aggregate principal amount of its outstanding 5.375% Notes due 2022, (5) U.S. $4,247 aggregate principal amount of its outstanding 3.500% Notes due 2023, (6) U.S. $3,050 aggregate principal amount of its outstanding 4.625% Notes due 2023, (7) U.S. $20 aggregate principal amount of its outstanding 8.625% Guaranteed Bonds due 2023, (8) U.S. $595 aggregate principal amount of its outstanding 4.875% Notes due 2024 and (9) U.S. $273 aggregate principal amount of its outstanding 4.250% Notes due 2025 for U.S. $8,198 aggregate principal amount of its new 6.490% Notes due 2027, U.S. $7,245 aggregate principal amount of its new 6.840% Notes due 2030 and U.S. $617 aggregate principal amount of its new 7.690% Bonds due 2050.

•	On November 14, 2019, Petróleos Mexicanos entered into a Ps. 28,000,000 syndicated revolving credit line due in 2022.

•
On December 23, 2019, Petróleos Mexicanos issued Ps. 5,100,368 aggregate principal amount of Certificados Bursatiles due 2024 at a rate linked to the TIIE plus 1%. These Certificados Bursatiles were issued under Petróleos Mexicanos’ Ps. 100,000,000 or UDI equivalent Certificados Bursátiles Program.

As of December 31, 2019, Petróleos Mexicanos had U.S. $7,450,000 and Ps. 37,000,000 in available credit lines in order to ensure liquidity, of which U.S. $6,780,000 and Ps. 16,000,000 are available.
All the financing activities were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services (until July 1, when merged, see Note 1) and Pemex Logistics.
From January 1 to December 31, 2019, HHS obtained U.S. $22,456,000 from its revolving credit line and repaid U.S. $21,600,000. As of December 31, 2018, the outstanding amount under this revolving credit line was U.S. $700,000. As of December 31, 2019, the outstanding amount under this revolving credit line was U.S. $1,556,000.
The Federal Income Law applicable to PEMEX as of January 1, 2018, published in the Official Gazette of the Federation on November 15, 2017, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 30,000,000 and an external net debt up to U.S. $6,182,800. PEMEX can incur additional internal or external debt, as long as the total amount of net debt (Ps. 143,000,000 equivalent to U.S. $7,813,000) does not exceed the ceiling established by the Federal Income Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Regulations to the Petróleos Mexicanos Law. These terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
Subsequently, the Board of Directors of PEMEX approved the debt program for fiscal year 2018 in accordance with Article 13 section XXVI of the Petróleos Mexicanos Law.
During the period from January 1 to December 31, 2018, PEMEX participated in the following financing activities:

•
On February, 12, 2018, Petróleos Mexicanos issued U.S. $4,000,000 of debt securities under its U.S. $92,000,000 Medium-Term Notes Program, Series C, in two tranches: (1) U.S. $2,500,000 5.35% Notes due 2028 and (2) U.S. $1,500,000 6.35% Bonds due 2048.

•
On February 12, 2018, Petróleos Mexicanos consummated an exchange offer pursuant to which it exchanged (1) U.S. $952,454, aggregate principal amount of its outstanding 5.500% Bonds due 2044 for U.S. $881,899, aggregate principal amount of its new 6.350% Bonds due 2048 and (2) U.S. $ 1,021,065, aggregate principal amount of its outstanding 5.625% Bonds due 2046 for U.S. $946,764, aggregate principal amount of its new 6.350% Bonds due 2048.

•
On March 5, 2018, Petróleos Mexicanos consummated a tender offer pursuant to which it purchased U.S. $138,598 aggregate principal amount of its outstanding 3.125% Notes due 2019, U.S. $558,644 aggregate principal amount of its outstanding 5.500% Notes due 2019, U.S. $91,843 aggregate principal amount of its outstanding 8.000% Notes due 2019, U.S. $183,017 aggregate principal amount of its outstanding 6.000% Notes due 2020 and U.S. $817,303 aggregate principal amount of its outstanding 3.500% Notes due 2020.

•
On March 27, 2018, Petróleos Mexicanos entered into a credit line in the amount of U.S. $181,101, which bears interest at a rate linked to LIBOR plus 70 basis points, due February 2025 and was used on April 13, 2018.

•	On April 16, 2018, Petróleos Mexicanos increased its Medium-Term Notes Program, Series C, from U.S. $92,000,000 to U.S. $102,000,000.

•
On May 24, 2018, Petróleos Mexicanos issued €3,150,000 of debt securities under its U.S. $102,000,000 Medium Term Notes Program, Series C in four tranches: (i) €600,000 of its 2.500% Notes due on November 24, 2022; (ii) €650,000 of its Floating Rate Notes due on August 24, 2023; (iii) €650,000 of its 3.625% Notes due on November 24, 2025; and (iv) €1,250,000 of its 4.750% Notes due on February 26, 2029. All debt securities issued under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services and their respective successors and assignees.

•	On June 4, 2018, Petróleos Mexicanos issued CHF365,000 of its 1.750% Notes due 2023 under its U.S. $102,000,000 Medium Term Notes Program, Series C.

•
On June 26, 2018,
Pro-Agroindustrias,
refinanced a credit line for U.S. $250,000 by entering into a new credit line for the same amount, which bears interest at a floating rate linked to LIBOR plus 300 basis points on a quarterly basis and matures on December 26, 2025. This credit agreement is guaranteed by Petróleos Mexicanos.

•	On August 23, 2018, Petróleos Mexicanos entered into a loan agreement in the amount of U.S. $200,000, which bears interest at a floating rate linked to LIBOR and matures in 2023.

•	On October 23, 2018 Petróleos Mexicanos issued U.S. $2,000,000, of debt securities under U.S. $102,000,000 of its 6.500%, Medium-Term Notes Program, Series C, due 2029.

•	On November 9, 2018, Petróleos Mexicanos entered into a revolving credit facility in the amount of Ps. 9,000,000, which matures in 2023.

•	On November 30, 2018, Petróleos Mexicanos borrowed U.S. $250,000 from a bilateral credit line, which bears interest at a floating rate linked to LIBOR plus 80 basis points and matures in 2028.
As of December 31, 2018, Petróleos Mexicanos had U.S. $6,700,000 and Ps. 32,500,000 in available credit lines in order to ensure liquidity, which U.S. $6,400,000 and Ps. 26,200,000 are available.
All the financing activities were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services (in the case of Pemex Cogeneration and Services, until July 27, 2018, the date it was liquidated (see Note 1)).
From January 1 to December 31, 2018, PMI HBV (until July 31, 2018) and P.M.I. Holdings Holland Services, B.V., obtained U.S. $21,449,200 from its revolving credit line and repaid U.S. $21,099,000. As of December 31, 2017, the outstanding amount under this revolving credit line was U.S. $350,000. As of December 31, 2018, the outstanding amount under this revolving credit line was U.S. $700,000.
Various financial transactions (including credit facilities and bond issuances) require compliance with various covenants that, among other things, place restrictions on the following types of transactions by PEMEX, subject to certain exceptions:

•	The sale of substantial assets essential for the continued operations of its business.

•	The incurrence of liens against its assets.

•	Transfers, sales or assignments of rights to payment not yet earned under contracts for the sale of crude oil or natural gas, accounts receivable or other negotiable instruments.
As of December 31, 2019 and 2018 and as of the date of the issuance of these consolidated financial statements, PEMEX was in compliance with the covenants described above.
As of December 31, 2019, long-term debt was as follows:

	Rate of interest (1)	Maturity	Pesos	Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2050	1,118,518,559	U.S. $	59,352,968
Project financing	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Various to 2028	41,154,129		2,183,799
Direct loans	Fixed from 2.50% to 5.25% and LIBOR plus 1.65% to 3.50%	Various to 2031	62,698,930		3,327,050
Syndicated loans	LIBOR plus 2.35%	Various to 2024	47,107,647		2,499,716
Bank loans	LIBOR plus 1.19% to 3.50%	Various to 2023	1,862,411		98,827
Revolving credit lines	LI B OR plus 1.85%	2020	12,626,284		670,000
Financing of Infrastructure asset	Fixed from 5.4% and 8.4%	Various to 2036	28,143,335		1,493,395
Total financing in U.S. dollars			1,312,111,295	U.S. $	69,625,755

Euros
Bonds	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Various to 2030	293,984,741		€13,897,557
Direct loans	Fixed to 5.11% and EURIBOR plus 2.5%	Various to 2023	11,561,660		546,554

Total financing in Euros			305,546,401		€14,444,111

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026	30,148,292		¥173,865,582

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE (1) plus 0.15% to 1.00%, and fixed at 7.19% to 9.1%	Various to 2026	133,409,581
Direct loans	Fixed at 6.55% and 7.01% and TIIE plus 0.85% to 4.01%	Various to 2029	38,558,166
Syndicated loans	TIIE plus 0.95%	Various to 2025	24,270,589

Revolving credit lines	TIIE plus 1.50% and 1.95%	Various to 2020	21,000,000

Total financing in pesos			217,238,336
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	41,388,521

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025	41,553,990

Total principal in pesos (2)			1,947,986,835
Plus: accrued interest			33,146,807
Notes payable to contractors (3)			2,040,446

Total principal and interest			1,983,174,088
Less: short-term maturities			210,530,524
Current portion of notes payable to contractors (3)			1,246,854
Accrued interest			33,146,807

Total short-term debt and current portion of long-term debt			244,924,185

Long-term debt			1,738,249,903

As of December 31, 2018, long-term debt was as follows:

	Rate of interest (1)	Maturity	Pesos		Foreign currency
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2048	Ps.	1,163,861,026	U.S. $	59,130,566
Purchasing loans	LIBOR plus 0.85%	Various to 2019		5,904,870		300,000
Project financing	Fixed from 2.45% to 3.81% and LIBOR plus 0.24% to 1.75%	Various to 2028		52,159,977		2,650,015
Direct loans	Fixed from 3.31% to 5.25% and LIBOR plus 1.65% to 1.75%	Various to 2031		51,365,998		2,609,676
Syndicated loans	LIBOR plus 0.85%	Various to 2020		39,164,611		1,989,778
Bank loans	LIBOR plus 1.19% to 3.50%	Various to 2023		2,704,412		137,399
Financial leases	Fixed from 4.44% to 4.54%	Various to 2025		6,053,280		307,540
Project financing	Fixed from 5.4% to 8.4%	Various to 2036		30,903,650		1,570,076

Total financing in U.S. dollars				1,352,117,824	U.S. $	68,695,050

Euros
Bonds	Fixed from 1.875% to 5.5%	Various to 2030		334,044,298		€14,842,851
Financial leases	Fixed to 11.26%	Various to 2022		222		10

Direct loans	Fixed to 5.11%	Various to 2023		11,255,352		500,118
Total financing in Euros				345,299,872		€15,342,979

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026		31,171,326		¥173,850,117

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Various to 2026	Ps.	148,090,688
Direct loans	Fixed at 6.55% and TIIE plus 0.50% to 4.0%	Various to 2029		32,309,858
Syndicated loans	TIIE plus 0.95%	Various to 2025		28,925,329

Total financing in pesos			Ps.	209,325,875
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035		59,727,769

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025		48,192,756

Total principal in pesos (2)				2,045,835,422
Plus: accrued interest				33,432,631
Notes payable to contractors (3)				3,018,063

Total principal and interest				2,082,286,116
Less: short-term maturities				154,191,754
Short-term portion of financing lease				2,490,963
Current portion of notes payable to contractors (3)				1,680,361
Accrued interest				33,432,631

Total short-term debt and current portion of long-term debt				191,795,709

Long-term debt			Ps.	1,890,490,407

The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2019 and 2018, which includes short and long-term debt:

	2019 (i)		2018 (i)
Changes in total debt:
At the beginning of the year	Ps.	2,082,286,116	Ps.	2,037,875,071
Transfers to lease liabilities		(6,053,280)		—
Loans obtained - financing institutions		1,167,834,946		899,769,012
Debt payments		(1,185,042,283)		(841,033,392)
Accrued interest		128,061,187		120,727,022
Interest paid		(127,945,203)		(115,289,389)
Foreign exchange		(75,967,395)		(19,762,208)

At the end of the year	Ps.	1,983,174,088	Ps.	2,082,286,116

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.

	2020		2021	2022	2023	2024	2025 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 201 9 , for each of the years ending December 31.	Ps.	244,924,185	123,198,628	112,871,443	125,320,439	171,955,593	1,204,903,800	Ps.	1,983,174,088

(1)
As of December 31, 2019 and 2018, interest rates were as follows: 3 month LIBOR of 1.90838% and 2.80763%, respectively; 6 month LIBOR of 1.91213% and 2.875630%, respectively; TIIE rate of 7.5555% and 8.5897%, respectively, for 28 days; TIIE rate of 7.4465% and 8.6375%, respectively, for 91 days.

(2)	Includes financing from foreign banks of Ps. 1,648,779,936 and Ps. 1,746,196,819, as of December 31, 2019 and 2018, respectively.
(3)	The total amounts of notes payable to contractors as of December 31, 2019 and 2018, current and long-term, are as follows:

	2019		2018
Total notes payable to contractors (a) (b)	Ps.	2,040,446	Ps.	3,018,063
Less: current portion of notes payable to contractors		1,246,854		1,680,361

Notes payable to contractors (long-term)	Ps.	793,592	Ps.	1,337,702

(a)
PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2019 and 2018, PEMEX had an outstanding amount payable of Ps. 755,860 and Ps. 1,153,108, respectively.

(b )
During 2007, PemexExploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2019 and 2018, the outstanding balances owed to the contractor were Ps. 1,284,587 (U.S. $68,165) and Ps. 1,864,955 (U.S. $94,751), respectively. In accordance with the contract, the estimated future payments are as follows:

Year	Amount
2020	U.	S. $ 29,478
2021		25,267
2022		16,844
Total		71,589

Less accrued interest		3,424
		68,165

(4)	As of December 31, 2019 and 2018, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2019		2018
U.S. dollar	Ps.	18.8452	Ps.	19.6829
Japanese yen		0.1734		0.1793
Pounds sterling		24.9586		25.0878
Euro		21.1537		22.5054
Swiss francs		19.4596		19.9762
Canadian dollar		14.5315		14.4138
Australian dollar		13.2435		13.8617